UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21771

YieldQuest Funds Trust

(Exact name of registrant as specified in charter)

3280 Peachtree Rd., Suite 2600 Atlanta, GA 30305

(Address of principal executive offices) (Zip code)

Jay K. Chitnis 3280 Peachtree Rd., Suite 2600 Atlanta, GA 30305

(Name and address of agent for service)

Registrant’s telephone number, including area code: 404-446-3370

Date of fiscal year end: October 31

Date of reporting period: July 1, 2010 – June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2010 TO JUNE 30, 2011

YieldQuest Core Bond Fund

There was no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period. The fund had not yet commenced investment operations as of June 30, 2011.

YieldQuest Core Tax-Exempt Bond Fund

There was no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period. The fund had not yet commenced investment operations as of June 30, 2011.

Investment Company Report

Meeting Date Range:	01-Jul-2010 - 30-Jun-2011	Report Date:	13-Jul-2011

YQ CORE EQUITY FUND

BLUE CHIP VALUE FUND, INC.
Security:	095333100	Agenda Number:	933365050
Ticker:	BLU	Meeting Type:	Special
ISIN:	US0953331008	Meeting Date:	08-Feb-11

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management’s Recommendation
01	TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION AND THE TRANSACTIONS IT CONTEMPLATES, INCLUDING THE TRANSFER OF ALL THE ASSETS OF THE BLUE CHIP VALUE FUND, INC. (THE “CLOSED-END FUND”) TO THE WESTCORE BLUE CHIP FUND (THE “OPEN-END FUND”), ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.	Mgmt	Against	Against

Investment Company Report

Meeting Date Range:	01-Jul-2010 - 30-Jun-2011	Report Date:	13-Jul-2011

YQ CORE EQUITY FUND

BOULDER TOTAL RETURN FUND, INC.
Security:	101541100	Agenda Number:	933409408
Ticker:	BTF	Meeting Type:	Annual
ISIN:	US1015411002	Meeting Date:	02-May-11

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management’s Recommendation
01	TO APPROVE THE ELIMINATION OF THE FUND’S FUNDAMENTAL INVESTMENT POLICY PROHIBITING THE FUND FROM PURCHASING SECURITIES ON MARGIN.	Mgmt	For	For

02	TO APPROVE AMENDMENTS TO THE FUND’S CHARTER THAT WOULD PERMIT THE FUND’S DIRECTORS THAT ARE ELECTED BY HOLDERS OF THE FUND’S PREFERRED STOCK, AT SUCH TIME THAT THE FUND’S PREFERRED STOCK IS NO LONGER OUTSTANDING, TO CONTINUE TO SERVE AS DIRECTORS OF THE FUND FOR THE REMAINDER OF HIS OR HER TERM AND UNTIL HIS OR HER SUCCESSOR IS DULY ELECTED AND QUALIFIED.	Mgmt	For	For

03	DIRECTOR

	1 JOEL W. LOONEY	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2010 - 30-Jun-2011	Report Date:	13-Jul-2011

YQ CORE EQUITY FUND

CENTRAL SECURITIES CORPORATION
Security:	155123102	Agenda Number:	933371697
Ticker:	CET	Meeting Type:	Annual
ISIN:	US1551231020	Meeting Date:	09-Mar-11

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management’s Recommendation
01	DIRECTOR

	1 SIMMS C. BROWNING	Mgmt	For	For

	2 DONALD G. CALDER	Mgmt	For	For

	3 DAVID C. COLANDER	Mgmt	For	For

	4 JAY R. INGLIS	Mgmt	For	For

	5 WILMOT H. KIDD	Mgmt	For	For

	6 C. CARTER WALKER, JR.	Mgmt	For	For

02	APPROVAL OF KPMG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2011.	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2010 - 30-Jun-2011	Report Date:	13-Jul-2011

YQ CORE EQUITY FUND

COHEN & STEERS CLOSED-END OPPORTUNITY
Security:	19248P106	Agenda Number:	933377283
Ticker:	FOF	Meeting Type:	Annual
ISIN:	US19248P1066	Meeting Date:	28-Apr-11

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management’s Recommendation
01	DIRECTOR

	1 BONNIE COHEN	Mgmt	For	For

	2 RICHARD E. KROON	Mgmt	For	For

	3 WILLARD H. SMITH JR.	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2010 - 30-Jun-2011	Report Date:	13-Jul-2011

YQ CORE EQUITY FUND

FIRST OPPORTUNITY FUND, INC
Security:	33587T108	Agenda Number:	933409294
Ticker:	FOFI	Meeting Type:	Annual
ISIN:	US33587T1088	Meeting Date:	02-May-11

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management’s Recommendation
01	TO APPROVE AN AMENDMENT TO THE CHARTER CLASSIFYING THE BOARD OF DIRECTORS INTO THREE SEPARATE CLASSES AND MAKING RELATED CHANGES TO THE CHARTER.	Mgmt	Against	Against

02	DIRECTOR

	1 RICHARD I. BARR	Mgmt	For	For

	2 JOHN S. HOREJSI	Mgmt	For	For

	3 SUSAN L. CICIORA	Mgmt	For	For

	4 DR. DEAN L. JACOBSON	Mgmt	For	For

	5 JOEL W. LOONEY	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2010 - 30-Jun-2011	Report Date:	13-Jul-2011

YQ CORE EQUITY FUND

HEWLETT-PACKARD COMPANY
Security:	428236103	Agenda Number:	933369820
Ticker:	HPQ	Meeting Type:	Annual
ISIN:	US4282361033	Meeting Date:	23-Mar-11

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management’s Recommendation
1A	ELECTION OF DIRECTOR: M.L. ANDREESSEN	Mgmt	For	For

1B	ELECTION OF DIRECTOR: L. APOTHEKER	Mgmt	For	For

1C	ELECTION OF DIRECTOR: L.T. BABBIO, JR.	Mgmt	For	For

1D	ELECTION OF DIRECTOR: S.M. BALDAUF	Mgmt	For	For

1E	ELECTION OF DIRECTOR: S. BANERJI	Mgmt	For	For

1F	ELECTION OF DIRECTOR: R.L. GUPTA	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2010 - 30-Jun-2011	Report Date:	13-Jul-2011

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management’s Recommendation
1G	ELECTION OF DIRECTOR: J.H. HAMMERGREN	Mgmt	For	For

1H	ELECTION OF DIRECTOR: R.J. LANE	Mgmt	For	For

1I	ELECTION OF DIRECTOR: G.M. REINER	Mgmt	For	For

1J	ELECTION OF DIRECTOR: P.F. RUSSO	Mgmt	For	For

1K	ELECTION OF DIRECTOR: D. SENEQUIER	Mgmt	For	For

1L	ELECTION OF DIRECTOR: G.K. THOMPSON	Mgmt	For	For

1M	ELECTION OF DIRECTOR: M.C. WHITMAN	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2010 - 30-Jun-2011	Report Date:	13-Jul-2011

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management’s Recommendation
02	RATIFICATION OF THE APPOINTMENT OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING OCTOBER 31, 2011.	Mgmt	For	For

03	ADVISORY VOTE ON EXECUTIVE COMPENSATION.	Mgmt	Against	Against

04	ADVISORY VOTE ON THE FREQUENCY OF HOLDING FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION.	Mgmt	1 Year	For

05	APPROVAL OF THE HEWLETT-PACKARD COMPANY 2011 EMPLOYEE STOCK PURCHASE PLAN.	Mgmt	For	For

06	APPROVAL OF AN AMENDMENT TO THE HEWLETT-PACKARD COMPANY 2005 PAY- FOR-RESULTS PLAN TO EXTEND THE TERM OF THE PLAN.	Mgmt	Against	Against

Investment Company Report

Meeting Date Range:	01-Jul-2010 - 30-Jun-2011	Report Date:	13-Jul-2011

YQ CORE EQUITY FUND

LIBERTY ALL-STAR EQUITY FUND
Security:	530158104	Agenda Number:	933375506
Ticker:	USA	Meeting Type:	Annual
ISIN:	US5301581048	Meeting Date:	14-Apr-11

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management’s Recommendation
01	DIRECTOR

	1 THOMAS W.BROCK	Mgmt	For	For

	2 GEORGE R. GASPARI	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2010 - 30-Jun-2011	Report Date:	13-Jul-2011

YQ CORE EQUITY FUND

MORGAN STANLEY INSTITUTIONAL FUNDS
Security:	617468103	Agenda Number:	933468250
Ticker:	CAF	Meeting Type:	Annual
ISIN:	US6174681030	Meeting Date:	30-Jun-11

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management’s Recommendation
01	DIRECTOR

	1 KATHLEEN A. DENNIS	Mgmt	For	For

	2 JOSEPH J. KEARNS	Mgmt	For	For

	3 MICHAEL E. NUGENT	Mgmt	For	For

	4 FERGUS REID	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2010 - 30-Jun-2011	Report Date:	13-Jul-2011

YQ CORE EQUITY FUND

TARGET CORPORATION
Security:	87612E106	Agenda Number:	933437837
Ticker:	TGT	Meeting Type:	Annual
ISIN:	US87612E1064	Meeting Date:	08-Jun-11

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management’s Recommendation
1A	ELECTION OF DIRECTOR: ROXANNE S. AUSTIN	Mgmt	For	For

1B	ELECTION OF DIRECTOR: CALVIN DARDEN	Mgmt	For	For

1C	ELECTION OF DIRECTOR: MARY N. DILLON	Mgmt	For	For

1D	ELECTION OF DIRECTOR: JAMES A. JOHNSON	Mgmt	For	For

1E	ELECTION OF DIRECTOR: MARY E. MINNICK	Mgmt	For	For

1F	ELECTION OF DIRECTOR: ANNE M. MULCAHY	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2010 - 30-Jun-2011	Report Date:	13-Jul-2011

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management’s Recommendation
1G	ELECTION OF DIRECTOR: DERICA W. RICE	Mgmt	For	For

1H	ELECTION OF DIRECTOR: STEPHEN W. SANGER	Mgmt	For	For

1I	ELECTION OF DIRECTOR: GREGG W. STEINHAFEL	Mgmt	For	For

1J	ELECTION OF DIRECTOR: JOHN G. STUMPF	Mgmt	For	For

1K	ELECTION OF DIRECTOR: SOLOMON D. TRUJILLO	Mgmt	For	For

02	COMPANY PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS.	Mgmt	For	For

03	COMPANY PROPOSAL TO APPROVE THE TARGET CORPORATION 2011 LONG-TERM INCENTIVE PLAN.	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2010 - 30-Jun-2011	Report Date:	13-Jul-2011

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management’s Recommendation
04	COMPANY PROPOSAL TO CAST A NON- BINDING ADVISORY VOTE ON EXECUTIVE COMPENSATION (“SAY-ON-PAY”).	Mgmt	For	For

05	COMPANY PROPOSAL TO CAST A NON- BINDING ADVISORY VOTE ON THE FREQUENCY OF SAY-ON-PAY VOTES.	Mgmt	1 Year	For

06	SHAREHOLDER PROPOSAL ON COMPENSATION BENCHMARKING.	Shr	Against	For

07	SHAREHOLDER PROPOSAL ON ELECTRONICS RECYCLING.	Shr	Against	For

Investment Company Report

Meeting Date Range:	01-Jul-2010 - 30-Jun-2011	Report Date:	13-Jul-2011

YQ CORE EQUITY FUND

THE JAPAN EQUITY FUND, INC.
Security:	471057109	Agenda Number:	933429955
Ticker:	JEQ	Meeting Type:	Annual
ISIN:	US4710571096	Meeting Date:	02-Jun-11

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management’s Recommendation
01	DIRECTOR

	1 AUSTIN C. DOWLING	Mgmt	For	For

	2 RICHARD J. HERRING	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2010 - 30-Jun-2011	Report Date:	13-Jul-2011

YQ TAX EXEMPT BOND FUND

ALLIANCE BERNSTEIN GLOBAL HIGH INCOME FD
Security:	01879R106	Agenda Number:	933378122
Ticker:	AWF	Meeting Type:	Annual
ISIN:	US01879R1068	Meeting Date:	31-Mar-11

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management’s Recommendation
01	DIRECTOR

	1 JOHN H. DOBKIN	Mgmt	For	For

	2 WILLIAM H. FOULK	Mgmt	For	For

	3 D. JAMES GUZY	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2010 - 30-Jun-2011	Report Date:	13-Jul-2011

YQ TAX EXEMPT BOND FUND

ALLIANCEBERNSTEIN INCOME FD
Security:	01881E101	Agenda Number:	933378110
Ticker:	ACG	Meeting Type:	Annual
ISIN:	US01881E1010	Meeting Date:	31-Mar-11

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management’s Recommendation
01	DIRECTOR

	1 WILLIAM H. FOULK	Mgmt	For	For

	2 D. JAMES GUZY	Mgmt	For	For

	3 ROBERT M. KEITH	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2010 - 30-Jun-2011	Report Date:	13-Jul-2011

YQ TAX EXEMPT BOND FUND

DELTA AIR LINES, INC.
Security:	247361702	Agenda Number:	933454047
Ticker:	DAL	Meeting Type:	Annual
ISIN:	US2473617023	Meeting Date:	30-Jun-11

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management’s Recommendation
1A	ELECTION OF DIRECTOR: RICHARD H. ANDERSON	Mgmt	For	For

1B	ELECTION OF DIRECTOR: EDWARD H. BASTIAN	Mgmt	For	For

1C	ELECTION OF DIRECTOR: ROY J. BOSTOCK	Mgmt	For	For

1D	ELECTION OF DIRECTOR: JOHN S. BRINZO	Mgmt	For	For

1E	ELECTION OF DIRECTOR: DANIEL A. CARP	Mgmt	For	For

1F	ELECTION OF DIRECTOR: JOHN M. ENGLER	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2010 - 30-Jun-2011	Report Date:	13-Jul-2011

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management’s Recommendation
1G	ELECTION OF DIRECTOR: MICKEY P. FORET	Mgmt	For	For

1H	ELECTION OF DIRECTOR: DAVID R. GOODE	Mgmt	For	For

1I	ELECTION OF DIRECTOR: PAULA ROSPUT REYNOLDS	Mgmt	For	For

1J	ELECTION OF DIRECTOR: KENNETH C. ROGERS	Mgmt	For	For

1K	ELECTION OF DIRECTOR: KENNETH B. WOODROW	Mgmt	For	For

02	TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF DELTA’S NAMED EXECUTIVE OFFICERS.	Mgmt	For	For

03	TO RECOMMEND, ON AN ADVISORY BASIS, THE FREQUENCY OF FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION.	Mgmt	1 Year	For

Investment Company Report

Meeting Date Range:	01-Jul-2010 - 30-Jun-2011	Report Date:	13-Jul-2011

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management’s Recommendation
04	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS DELTA’S INDEPENDENT AUDITORS FOR THE YEAR ENDING DECEMBER 31, 2011.	Mgmt	For	For

05	STOCKHOLDER PROPOSAL REGARDING CUMULATIVE VOTING IN THE ELECTION OF DIRECTORS.	Shr	Against	For

Investment Company Report

Meeting Date Range:	01-Jul-2010 - 30-Jun-2011	Report Date:	13-Jul-2011

YQ TAX EXEMPT BOND FUND

DUFF & PHELPS UTILITY & CORP BD TR INC.
Security:	26432K108	Agenda Number:	933404775
Ticker:	DUC	Meeting Type:	Annual
ISIN:	US26432K1088	Meeting Date:	12-May-11

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management’s Recommendation
1D	DIRECTOR

	1 GERALDINE M. MCNAMARA	Mgmt	For	For

	2 CHRISTIAN H. POINDEXTER	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2010 - 30-Jun-2011	Report Date:	13-Jul-2011

YQ TAX EXEMPT BOND FUND

NUVEEN GLOBAL GOVERNMENT ENHANCED INCOME
Security:	67073C104	Agenda Number:	933407175
Ticker:	JGG	Meeting Type:	Annual
ISIN:	US67073C1045	Meeting Date:	06-May-11

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management’s Recommendation
1B	DIRECTOR

	1 JOHN P. AMBOIAN	Mgmt	For	For

	2 DAVID J. KUNDERT	Mgmt	For	For

	3 TERENCE J. TOTH	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2010 - 30-Jun-2011	Report Date:	13-Jul-2011

YQ TOTAL RETURN BOND FUND

ABERDEEN ASIA-PACIFIC INCOME FUND, INC.
Security:	003009107	Agenda Number:	933371875
Ticker:	FAX	Meeting Type:	Annual
ISIN:	US0030091070	Meeting Date:	15-Mar-11

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management’s Recommendation
01	DIRECTOR

	1 PETER D. SACKS	Mgmt	For	For

	2 P. GERALD MALONE	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2010 - 30-Jun-2011	Report Date:	13-Jul-2011

YQ TOTAL RETURN BOND FUND

ALLIANCE BERNSTEIN GLOBAL HIGH INCOME FD
Security:	01879R106	Agenda Number:	933378122
Ticker:	AWF	Meeting Type:	Annual
ISIN:	US01879R1068	Meeting Date:	31-Mar-11

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management’s Recommendation
01	DIRECTOR

	1 JOHN H. DOBKIN	Mgmt	For	For

	2 WILLIAM H. FOULK	Mgmt	For	For

	3 D. JAMES GUZY	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2010 - 30-Jun-2011	Report Date:	13-Jul-2011

YQ TOTAL RETURN BOND FUND

ALLIANCEBERNSTEIN INCOME FD
Security:	01881E101	Agenda Number:	933378110
Ticker:	ACG	Meeting Type:	Annual
ISIN:	US01881E1010	Meeting Date:	31-Mar-11

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management’s Recommendation
01	DIRECTOR

	1 WILLIAM H. FOULK	Mgmt	For	For

	2 D. JAMES GUZY	Mgmt	For	For

	3 ROBERT M. KEITH	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2010 - 30-Jun-2011	Report Date:	13-Jul-2011

YQ TOTAL RETURN BOND FUND

DUFF & PHELPS UTILITY & CORP BD TR INC.
Security:	26432K108	Agenda Number:	933404775
Ticker:	DUC	Meeting Type:	Annual
ISIN:	US26432K1088	Meeting Date:	12-May-11

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management’s Recommendation
1D	DIRECTOR

	1 GERALDINE M. MCNAMARA	Mgmt	For	For

	2 CHRISTIAN H. POINDEXTER	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2010 - 30-Jun-2011	Report Date:	13-Jul-2011

YQ TOTAL RETURN BOND FUND

NUVEEN GLOBAL GOVERNMENT ENHANCED INCOME
Security:	67073C104	Agenda Number:	933407175
Ticker:	JGG	Meeting Type:	Annual
ISIN:	US67073C1045	Meeting Date:	06-May-11

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management’s Recommendation
1B	DIRECTOR

	1 JOHN P. AMBOIAN	Mgmt	For	For

	2 DAVID J. KUNDERT	Mgmt	For	For

	3 TERENCE J. TOTH	Mgmt	For	For

Investment Company Report

Meeting Date Range:	01-Jul-2010 - 30-Jun-2011	Report Date:	13-Jul-2011

YQ TOTAL RETURN BOND FUND

NUVEEN QUALITY PREFERRED INCOME FUND
Security:	67071S101	Agenda Number:	933407175
Ticker:	JTP	Meeting Type:	Annual
ISIN:	US67071S1015	Meeting Date:	06-May-11

Prop. #	Proposal	Proposed by	Proposal Vote	For/Against Management’s Recommendation
1B	DIRECTOR

	1 JOHN P. AMBOIAN	Mgmt	For	For

	2 DAVID J. KUNDERT	Mgmt	For	For

	3 TERENCE J. TOTH	Mgmt	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	YieldQuest Funds Trust

By (Signature and Title)*	/s/ Jay K. Chitnis
Jay K. Chitnis, President
(principal executive officer)

Date 8/15/11

*	Print the name and title of each signing officer under his or her signature.